Note 8 - Convertible Credit Line Payable - Related Party (Details Textual) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 08, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 11, 2023	Jun. 01, 2021
Proceeds from Convertible Debt		$ 239,841	$ 0		$ 20,000
Amortization of Debt Discount (Premium)		51,691	$ 38,942		7,016
Convertible Credit Line Payable, Related Party [Member]
Debt Instrument, Face Amount						$ 1,500,000	$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage							7.00%
Debt Instrument, Convertible, Conversion Price						$ 1.50	$ 4.00
Proceeds from Convertible Debt	$ 20,000
Amortization of Debt Discount (Premium)				$ 11,100
Debt Instrument, Unamortized Discount				0	11,100
Long-Term Line of Credit		$ 239,841
Convertible Credit Line [Member]
Repayments of Long-Term Lines of Credit				168,328
Interest Paid, Capitalized, Investing Activities				53,275
Long-Term Line of Credit				$ 0	$ 168,328